Organization, Summary of Significant Accounting Policies and New Accounting Standards - Technology Platform Fees (Details) - Social Finance, Inc.	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) performanceObligation	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Deferred revenue	$ 2,635,000		$ 2,520,000	$ 0
Deferred revenue, amount recognized	156,000		342,000
Capitalized sales commission	546,000		527,000
Sales commissions and fees	809,000		1,659,000
Amortization of deferred sales commissions	64,000		185,000
Total revenue from contracts with customers	54,227,000	$ 2,118,000	103,331,000	4,520,000	$ 823,000
Lending
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	0	0	0	0	0
Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	8,126,000	2,118,000	12,036,000	4,520,000	823,000
Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	46,101,000	0	$ 91,295,000	0	0
Referrals
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Probability assigned to transaction price			100.00%
Total revenue from contracts with customers	2,254,000	1,589,000	$ 5,889,000	3,652,000	680,000
Referrals | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	2,254,000	1,589,000	$ 5,889,000	3,652,000	680,000
Brokerage
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Probability assigned to transaction price			100.00%
Total revenue from contracts with customers	4,612,000	177,000	$ 3,470,000	84,000	0
Brokerage | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	4,612,000	177,000	$ 3,470,000	84,000	0
Payment network
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Probability assigned to transaction price			100.00%
Revenue, number of performance obligations | performanceObligation			2
Total revenue from contracts with customers	1,644,000	298,000	$ 3,600,000	660,000	41,000
Payment network | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	1,202,000	298,000	2,433,000	660,000	41,000
Payment network | Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	442,000	0	1,167,000	0	0
Enterprise services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	58,000	54,000	244,000	124,000	102,000
Enterprise services | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	58,000	54,000	244,000	124,000	102,000
Technology Platform fees
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	45,659,000	0	90,128,000	0	0
Technology Platform fees | Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	$ 45,659,000	$ 0	$ 90,128,000	$ 0	$ 0